Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000230310 | Palantir Technologies, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230310 | MicroStrategy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230310 | InterDigital, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230310 | Commvault Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230310 | MongoDB, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230310 | Datadog, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230310 | Zebra Technologies Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230310 | Snowflake, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230310 | Tyler Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230310 | Nutanix, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230310 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230310 | Information Technology
Holdings [Line Items]
Percent of Total Investments	97.80%
C000230310 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230310 | United States
Holdings [Line Items]
Percent of Total Investments	88.50%
C000230310 | Israel
Holdings [Line Items]
Percent of Total Investments	6.20%
C000230310 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230310 | France
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230310 | Canada
Holdings [Line Items]
Percent of Total Investments	1.20%
C000195295 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000195295 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000195295 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000124906 | Enbridge, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000124906 | American Tower Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000124906 | National Grid plc,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000124906 | Vinci SA,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124906 | TC Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000124906 | Williams Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000124906 | ONEOK, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124906 | Energy Transfer LP,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000124906 | Sempra,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000124906 | Kinder Morgan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124906 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000124906 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000124906 | United States
Holdings [Line Items]
Percent of Total Investments	52.60%
C000124906 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.80%
C000124906 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000124906 | Canada
Holdings [Line Items]
Percent of Total Investments	17.60%
C000124906 | Spain
Holdings [Line Items]
Percent of Total Investments	5.50%
C000124906 | Australia
Holdings [Line Items]
Percent of Total Investments	2.70%
C000124906 | Italy
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124906 | China
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124906 | Japan
Holdings [Line Items]
Percent of Total Investments	1.30%
C000124906 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.10%
C000182948 | Coterra Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182948 | Halliburton Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182948 | EOG Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182948 | McKesson Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182948 | Diamondback Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182948 | Schlumberger NV,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182948 | ConocoPhillips,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182948 | Valero Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182948 | Phillips 66,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182948 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182948 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000182948 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000182948 | Energy
Holdings [Line Items]
Percent of Total Investments	29.10%
C000182948 | Financials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000182948 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	13.30%
C000182948 | Materials
Holdings [Line Items]
Percent of Total Investments	10.90%
C000182948 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000182948 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000182948 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000182948 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115056 | 3i Group plc,
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000115056 | Ares Capital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000115056 | FS KKR Capital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000115056 | Onex Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000115056 | Main Street Capital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000115056 | Golub Capital BDC, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115056 | Wendel SE,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115056 | HgCapital Trust plc,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115056 | Hercules Capital, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115056 | Eurazeo SE,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115056 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000115056 | Closed End Funds
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000115056 | Others country
Holdings [Line Items]
Percent of Total Investments	1.80%
C000115056 | United States
Holdings [Line Items]
Percent of Total Investments	55.60%
C000115056 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.00%
C000115056 | France
Holdings [Line Items]
Percent of Total Investments	8.30%
C000115056 | Canada
Holdings [Line Items]
Percent of Total Investments	7.50%
C000115056 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.40%
C000115056 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.80%
C000115056 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096244 | FTAI Aviation Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Sprouts Farmers Market, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Insmed, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Vaxcyte, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Applied Industrial Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Fluor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Rocket Lab USA, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Carpenter Technology Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Mueller Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | REVOLUTION Medicines, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000096244 | Swap Agreements (Long)
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000096244 | Swap Agreements (Short)
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000096244 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(12.00%)
C000123089 | DISH Network Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000123089 | Cloud Software Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123089 | TransDigm, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123089 | CCO Holdings LLC,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123089 | HUB International Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123089 | Medline Borrower LP,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123089 | American Airlines, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123089 | Mauser Packaging Solutions Holding Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123089 | Caesars Entertainment, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123089 | Directv Financing LLC,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123089 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(95.00%)
C000123089 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000107655 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000107655 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000107655 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000107655 | Swap Agreements (Long exposure to inverse index)
Holdings [Line Items]
Percent of Net Asset Value	132.00%
C000132381 | Bank of America Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132381 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132381 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132381 | Morgan Stanley,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132381 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132381 | Wells Fargo & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132381 | AstraZeneca plc,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132381 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132381 | International Business Machines Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132381 | Pfizer, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132381 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(92.00%)
C000132381 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000171471 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000171471 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000059344 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059344 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059344 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059344 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059344 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059344 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059344 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059344 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059344 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059344 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059344 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000059344 | Swap Agreements (Long)
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000059344 | Swap Agreements (Short)
Holdings [Line Items]
Percent of Net Asset Value	(30.00%)
C000195298 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000195298 | eBay, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195298 | PDD Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195298 | Carvana Co.,A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195298 | Alibaba Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195298 | Coupang, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195298 | Figs, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195298 | Buckle, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195298 | Beyond, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195298 | Etsy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195298 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000195298 | Swap Agreements (Long)
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195298 | Swap Agreements (Short)
Holdings [Line Items]
Percent of Net Asset Value	(50.00%)
C000115055 | Heartland Financial USA, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115055 | DS Smith plc,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115055 | Discover Financial Services,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115055 | Independent Bank Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115055 | Canadian Western Bank,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115055 | Sandy Spring Bancorp, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115055 | Endeavor Group Holdings, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115055 | Berry Global Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115055 | Infinera Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115055 | EnLink Midstream LLC,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115055 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000115055 | Swap Agreements (Long)
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000115055 | Swap Agreements (Short)
Holdings [Line Items]
Percent of Net Asset Value	(43.00%)
C000115055 | Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)
C000234747 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234747 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234747 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234747 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234747 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234747 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234747 | Vuzix Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000234747 | Ambarella, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234747 | ROBLOX Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234747 | CEVA, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234747 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000234747 | Sector Others
Holdings [Line Items]
Percent of Total Investments	5.20%
C000234747 | Information Technology
Holdings [Line Items]
Percent of Total Investments	64.10%
C000234747 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.20%
C000234747 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.60%
C000234747 | Communication Services
Holdings [Line Items]
Percent of Total Investments	23.20%
C000234747 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.70%
C000144590 | Sage Group plc (The),
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | Spirax Group plc,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Computershare Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Sonic Healthcare Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | APA Group,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Sony Group Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144590 | Halma plc,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144590 | United Utilities Group plc,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144590 | Pan Pacific International Holdings Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144590 | Northern Star Resources Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144590 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000144590 | Others country
Holdings [Line Items]
Percent of Total Investments	10.70%
C000144590 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.20%
C000144590 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.70%
C000144590 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000144590 | Financials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000144590 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.30%
C000144590 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000144590 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.30%
C000144590 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000144590 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000144590 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000144590 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.40%
C000144590 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.60%
C000144590 | Spain
Holdings [Line Items]
Percent of Total Investments	2.40%
C000144590 | Australia
Holdings [Line Items]
Percent of Total Investments	8.50%
C000144590 | Italy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000144590 | Japan
Holdings [Line Items]
Percent of Total Investments	29.30%
C000144590 | Switzerland
Holdings [Line Items]
Percent of Total Investments	11.70%
C000144590 | Belgium
Holdings [Line Items]
Percent of Total Investments	4.60%
C000144590 | Germany
Holdings [Line Items]
Percent of Total Investments	5.80%
C000144590 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.50%
C000144590 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.50%
C000144591 | Zhejiang Dingli Machinery Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | Persistent Systems Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144591 | Grupo Comercial Chedraui SA de CV,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144591 | Mphasis Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144591 | Bank of China Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | Tata Elxsi Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | LTIMindtree Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | Bank of Communications Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | Hankook Tire & Technology Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | Power Grid Corp. of India Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000144591 | Others country
Holdings [Line Items]
Percent of Total Investments	4.50%
C000144591 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.80%
C000144591 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.30%
C000144591 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144591 | Energy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144591 | Financials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000144591 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	21.00%
C000144591 | Materials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000144591 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000144591 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000144591 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144591 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.80%
C000144591 | China
Holdings [Line Items]
Percent of Total Investments	49.60%
C000144591 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.00%
C000144591 | India
Holdings [Line Items]
Percent of Total Investments	20.00%
C000144591 | South Korea
Holdings [Line Items]
Percent of Total Investments	7.60%
C000144591 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.70%
C000144591 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.40%
C000144591 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144591 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144591 | Colombia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144591 | Philippines
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144592 | Sage Group plc (The),
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144592 | Spirax Group plc,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | Halma plc,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | United Utilities Group plc,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | ACS Actividades de Construccion y Servicios SA,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | Partners Group Holding AG,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | Logitech International SA (Registered),
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | Brenntag SE,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | DCC plc,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000144592 | Others country
Holdings [Line Items]
Percent of Total Investments	4.20%
C000144592 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.10%
C000144592 | Financials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000144592 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	10.30%
C000144592 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000144592 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.50%
C000144592 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.40%
C000144592 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000144592 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000144592 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.20%
C000144592 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.60%
C000144592 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	28.00%
C000144592 | France
Holdings [Line Items]
Percent of Total Investments	4.10%
C000144592 | Spain
Holdings [Line Items]
Percent of Total Investments	4.30%
C000144592 | Italy
Holdings [Line Items]
Percent of Total Investments	6.20%
C000144592 | Switzerland
Holdings [Line Items]
Percent of Total Investments	20.90%
C000144592 | Belgium
Holdings [Line Items]
Percent of Total Investments	8.30%
C000144592 | Germany
Holdings [Line Items]
Percent of Total Investments	10.30%
C000144592 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.30%
C000144592 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.20%
C000144592 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.10%
C000222595 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Deere & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222595 | Nintendo Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222595 | Corteva, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | AbbVie, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Booking Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | McCormick & Co., Inc. (Non-Voting),
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | DoorDash, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Abbott Laboratories,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222595 | Others country
Holdings [Line Items]
Percent of Total Investments	0.90%
C000222595 | Information Technology
Holdings [Line Items]
Percent of Total Investments	22.80%
C000222595 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.00%
C000222595 | Financials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000222595 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000222595 | Materials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000222595 | Health Care
Holdings [Line Items]
Percent of Total Investments	24.90%
C000222595 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222595 | Communication Services
Holdings [Line Items]
Percent of Total Investments	16.20%
C000222595 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000222595 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.20%
C000222595 | United States
Holdings [Line Items]
Percent of Total Investments	79.70%
C000222595 | Canada
Holdings [Line Items]
Percent of Total Investments	1.90%
C000222595 | Australia
Holdings [Line Items]
Percent of Total Investments	0.60%
C000222595 | China
Holdings [Line Items]
Percent of Total Investments	5.70%
C000222595 | Japan
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222595 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.90%
C000222595 | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
C000222595 | Taiwan
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222595 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.10%
C000222595 | Singapore
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230308 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230308 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230308 | Intel Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230308 | Agilent Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230308 | Tower Semiconductor Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230308 | Coherent Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230308 | Entegris, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230308 | SCREEN Holdings Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230308 | Bruker Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230308 | KLA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230308 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230308 | Others country
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230308 | Sector Others
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230308 | Information Technology
Holdings [Line Items]
Percent of Total Investments	82.30%
C000230308 | Materials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230308 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.30%
C000230308 | Industrials
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230308 | United States
Holdings [Line Items]
Percent of Total Investments	72.50%
C000230308 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.30%
C000230308 | Japan
Holdings [Line Items]
Percent of Total Investments	8.60%
C000230308 | Germany
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230308 | South Korea
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230308 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230308 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.50%
C000227376 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227376 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227376 | Booking Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227376 | DoorDash, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227376 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000227376 | T-Mobile US, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227376 | Intuitive Surgical, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227376 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227376 | Trade Desk, Inc. (The),A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227376 | Cintas Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227376 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227376 | Others country
Holdings [Line Items]
Percent of Total Investments	3.60%
C000227376 | Sector Others
Holdings [Line Items]
Percent of Total Investments	3.60%
C000227376 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.20%
C000227376 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	31.70%
C000227376 | Financials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000227376 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000227376 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000227376 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000227376 | Communication Services
Holdings [Line Items]
Percent of Total Investments	19.80%
C000227376 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227376 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000227376 | United States
Holdings [Line Items]
Percent of Total Investments	95.80%
C000227376 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.20%
C000247835 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247835 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000247835 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247835 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247835 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247835 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247835 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247835 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247835 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247835 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247835 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000247835 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000247835 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230307 | ROBLOX Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230307 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230307 | DoorDash, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230307 | Spotify Technology SA,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230307 | Meituan,B
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230307 | Zomato Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230307 | Grab Holdings Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230307 | Delivery Hero SE,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230307 | International Games System Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230307 | Capcom Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230307 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230307 | Others country
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230307 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.20%
C000230307 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	23.90%
C000230307 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.90%
C000230307 | Communication Services
Holdings [Line Items]
Percent of Total Investments	53.90%
C000230307 | United States
Holdings [Line Items]
Percent of Total Investments	44.70%
C000230307 | China
Holdings [Line Items]
Percent of Total Investments	9.40%
C000230307 | Japan
Holdings [Line Items]
Percent of Total Investments	7.40%
C000230307 | Germany
Holdings [Line Items]
Percent of Total Investments	4.90%
C000230307 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.40%
C000230307 | India
Holdings [Line Items]
Percent of Total Investments	5.50%
C000230307 | South Korea
Holdings [Line Items]
Percent of Total Investments	6.40%
C000230307 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230307 | Singapore
Holdings [Line Items]
Percent of Total Investments	5.00%
C000230307 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	5.70%
C000204726 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000204726 | eBay, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000204726 | PDD Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000204726 | Carvana Co.,A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000204726 | Alibaba Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000204726 | Coupang, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000204726 | Figs, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000204726 | Buckle, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204726 | Beyond, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204726 | Etsy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204726 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000204726 | Sector Others
Holdings [Line Items]
Percent of Total Investments	4.60%
C000204726 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	94.50%
C000204726 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000204726 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000204726 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202974 | Chewy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000202974 | Zoetis, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000202974 | Freshpet, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000202974 | IDEXX Laboratories, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202974 | I-TAIL Corp. PCL,
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000202974 | Trupanion, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202974 | Pet Valu Holdings Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202974 | Vimian Group AB,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202974 | Merck & Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202974 | CVS Group plc,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000202974 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000202974 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	22.50%
C000202974 | Financials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000202974 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	30.80%
C000202974 | Health Care
Holdings [Line Items]
Percent of Total Investments	39.50%
C000202974 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202974 | United States
Holdings [Line Items]
Percent of Total Investments	65.10%
C000202974 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	7.90%
C000202974 | France
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202974 | Canada
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202974 | Japan
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202974 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.60%
C000202974 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202974 | Thailand
Holdings [Line Items]
Percent of Total Investments	7.00%
C000150378 | Applied Industrial Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150378 | Kadant, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Apogee Enterprises, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Griffon Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Tompkins Financial Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Enpro, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Mueller Water Products, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Matthews International Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Associated Banc-Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150378 | Standex International Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150378 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150378 | Sector Others
Holdings [Line Items]
Percent of Total Investments	2.00%
C000150378 | Information Technology
Holdings [Line Items]
Percent of Total Investments	2.00%
C000150378 | Financials
Holdings [Line Items]
Percent of Total Investments	32.50%
C000150378 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.50%
C000150378 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000150378 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.00%
C000150378 | Industrials
Holdings [Line Items]
Percent of Total Investments	26.70%
C000150378 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000150378 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.40%
C000150378 | Utilities
Holdings [Line Items]
Percent of Total Investments	17.00%
C000253563 | FTAI Aviation Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253563 | Sprouts Farmers Market, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253563 | Insmed, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Vaxcyte, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Applied Industrial Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253563 | Fluor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253563 | Rocket Lab USA, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253563 | Carpenter Technology Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253563 | Mueller Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253563 | REVOLUTION Medicines, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253563 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000253563 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000253563 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214312 | Emerson Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214312 | UGI Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214312 | WW Grainger, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214312 | Air Products and Chemicals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214312 | T. Rowe Price Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Walmart, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Commerce Bancshares, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | RPM International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Gorman-Rupp Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Franklin Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214312 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.60%
C000214312 | Energy
Holdings [Line Items]
Percent of Total Investments	1.70%
C000214312 | Financials
Holdings [Line Items]
Percent of Total Investments	15.30%
C000214312 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	21.90%
C000214312 | Materials
Holdings [Line Items]
Percent of Total Investments	12.90%
C000214312 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.80%
C000214312 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.70%
C000214312 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000214312 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214312 | Utilities
Holdings [Line Items]
Percent of Total Investments	15.90%
C000131287 | Emerson Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131287 | WW Grainger, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | T. Rowe Price Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Walmart, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Franklin Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Cincinnati Financial Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Albemarle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Genuine Parts Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Dover Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Fastenal Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000131287 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.20%
C000131287 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.10%
C000131287 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.60%
C000131287 | Energy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000131287 | Financials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000131287 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	23.60%
C000131287 | Materials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000131287 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.20%
C000131287 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000131287 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.40%
C000131287 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160294 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000160294 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000160294 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000160294 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160294 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160294 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160294 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160294 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160294 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160294 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160294 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000160294 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.20%
C000160294 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.40%
C000160294 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160294 | Financials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000160294 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000160294 | Materials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160294 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160294 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.90%
C000160294 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.20%
C000160294 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160294 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160295 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000160295 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000160295 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000160295 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000160295 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160295 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160295 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160295 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160295 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160295 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160295 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000160295 | Information Technology
Holdings [Line Items]
Percent of Total Investments	37.30%
C000160295 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160295 | Energy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160295 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.80%
C000160295 | Materials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160295 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000160295 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160295 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.60%
C000160295 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160295 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160296 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000160296 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000160296 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000160296 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000160296 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160296 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160296 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160296 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160296 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160296 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160296 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000160296 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160296 | Information Technology
Holdings [Line Items]
Percent of Total Investments	34.90%
C000160296 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.00%
C000160296 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000160296 | Financials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000160296 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160296 | Materials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160296 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.60%
C000160296 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.90%
C000160296 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160296 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160299 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160299 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000160299 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000160299 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160299 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160299 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160299 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160299 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160299 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160299 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160299 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000160299 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160299 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000160299 | Energy
Holdings [Line Items]
Percent of Total Investments	5.00%
C000160299 | Financials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000160299 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160299 | Materials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160299 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.40%
C000160299 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000160299 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.90%
C000160299 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160299 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000244194 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244194 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244194 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244194 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244194 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244194 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244194 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244194 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244194 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244194 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244194 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000244194 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000244194 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238747 | Albemarle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238747 | Sinomine Resource Group Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238747 | Tibet Mineral Development Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238747 | IGO Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238747 | Zangge Mining Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238747 | Arcadium Lithium plc,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238747 | Ganfeng Lithium Group Co. Ltd.,H
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238747 | Pacific Metals Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238747 | Vale Indonesia Tbk. PT,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238747 | Tianqi Lithium Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238747 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000238747 | Others country
Holdings [Line Items]
Percent of Total Investments	12.70%
C000238747 | United States
Holdings [Line Items]
Percent of Total Investments	7.50%
C000238747 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.90%
C000238747 | Canada
Holdings [Line Items]
Percent of Total Investments	5.70%
C000238747 | Australia
Holdings [Line Items]
Percent of Total Investments	16.40%
C000238747 | China
Holdings [Line Items]
Percent of Total Investments	33.90%
C000238747 | Japan
Holdings [Line Items]
Percent of Total Investments	4.70%
C000238747 | South Africa
Holdings [Line Items]
Percent of Total Investments	8.30%
C000238747 | Indonesia
Holdings [Line Items]
Percent of Total Investments	8.20%
C000238747 | Chile
Holdings [Line Items]
Percent of Total Investments	3.30%
C000230306 | Sunnova Energy International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230306 | SolarEdge Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230306 | Eos Energy Enterprises, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230306 | Shoals Technologies Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230306 | Sunrun, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230306 | Plug Power, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230306 | Enphase Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230306 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230306 | Ballard Power Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230306 | Canadian Solar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230306 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230306 | Others country
Holdings [Line Items]
Percent of Total Investments	13.90%
C000230306 | Sector Others
Holdings [Line Items]
Percent of Total Investments	13.90%
C000230306 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.50%
C000230306 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.60%
C000230306 | Industrials
Holdings [Line Items]
Percent of Total Investments	55.90%
C000230306 | Utilities
Holdings [Line Items]
Percent of Total Investments	12.10%
C000230306 | United States
Holdings [Line Items]
Percent of Total Investments	85.90%
C000230306 | Canada
Holdings [Line Items]
Percent of Total Investments	7.20%
C000230306 | China
Holdings [Line Items]
Percent of Total Investments	7.00%
C000230304 | Ambarella, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230304 | Emerson Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230304 | Ouster, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230304 | Aspen Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230304 | Rockwell Automation, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230304 | Autodesk, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230304 | Cognex Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230304 | 3D Systems Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230304 | SK Telecom Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230304 | Stratasys Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230304 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230304 | Information Technology
Holdings [Line Items]
Percent of Total Investments	55.20%
C000230304 | Materials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000230304 | Industrials
Holdings [Line Items]
Percent of Total Investments	32.60%
C000230304 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.70%
C000230304 | United States
Holdings [Line Items]
Percent of Total Investments	83.70%
C000230304 | Israel
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230304 | South Korea
Holdings [Line Items]
Percent of Total Investments	8.00%
C000230304 | Turkey
Holdings [Line Items]
Percent of Total Investments	4.00%
C000150377 | UGI Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150377 | Commerce Bancshares, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150377 | Williams-Sonoma, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150377 | Ryder System, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150377 | Unum Group,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150377 | UMB Financial Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150377 | Evercore, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150377 | Prosperity Bancshares, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | Perrigo Co. plc,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | United Bankshares, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150377 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.30%
C000150377 | Financials
Holdings [Line Items]
Percent of Total Investments	30.50%
C000150377 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000150377 | Materials
Holdings [Line Items]
Percent of Total Investments	11.80%
C000150377 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.00%
C000150377 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000150377 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000150377 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.70%
C000150377 | Utilities
Holdings [Line Items]
Percent of Total Investments	22.60%
C000214314 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214314 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214314 | CSG Systems International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214314 | Badger Meter, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214314 | Broadridge Financial Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214314 | Amphenol Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214314 | Cass Information Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214314 | Dolby Laboratories, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214314 | Motorola Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214314 | Intuit, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214314 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214314 | Information Technology
Holdings [Line Items]
Percent of Total Investments	78.90%
C000214314 | Financials
Holdings [Line Items]
Percent of Total Investments	11.80%
C000214314 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000214314 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000230303 | Merck & Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230303 | Axalta Coating Systems Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230303 | Chemours Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230303 | 3M Co.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230303 | Corning, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230303 | Nissan Chemical Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230303 | Hexcel Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230303 | Cabot Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230303 | First Solar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230303 | PPG Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230303 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000230303 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.70%
C000230303 | Materials
Holdings [Line Items]
Percent of Total Investments	48.50%
C000230303 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.70%
C000230303 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.50%
C000230303 | United States
Holdings [Line Items]
Percent of Total Investments	59.40%
C000230303 | France
Holdings [Line Items]
Percent of Total Investments	7.70%
C000230303 | Japan
Holdings [Line Items]
Percent of Total Investments	10.10%
C000230303 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.20%
C000230303 | Belgium
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230303 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.10%
C000230303 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234857 | Old Dominion Freight Line, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000234857 | FedEx Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234857 | CSX Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234857 | Union Pacific Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234857 | Brambles Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234857 | XPO, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234857 | Canadian Pacific Kansas City Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234857 | United Parcel Service, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234857 | Expeditors International of Washington, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234857 | Amadeus IT Group SA,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234857 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000234857 | Others country
Holdings [Line Items]
Percent of Total Investments	5.50%
C000234857 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234857 | Industrials
Holdings [Line Items]
Percent of Total Investments	94.90%
C000234857 | United States
Holdings [Line Items]
Percent of Total Investments	50.10%
C000234857 | Canada
Holdings [Line Items]
Percent of Total Investments	11.30%
C000234857 | Spain
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234857 | Australia
Holdings [Line Items]
Percent of Total Investments	5.40%
C000234857 | China
Holdings [Line Items]
Percent of Total Investments	4.90%
C000234857 | Japan
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234857 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.90%
C000234857 | Germany
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234857 | South Korea
Holdings [Line Items]
Percent of Total Investments	1.40%
C000234857 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.80%
C000051850 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(98.00%)
C000051850 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000051851 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(98.00%)
C000051851 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000018468 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(90.00%)
C000018468 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000038835 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000051849 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000051853 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(101.00%)
C000018467 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(86.00%)
C000018467 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)
C000051872 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000051870 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000018469 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(89.00%)
C000018469 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000038841 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000038822 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(88.00%)
C000038822 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(12.00%)
C000018466 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(93.00%)
C000018466 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
C000038823 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000082080 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000082080 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000082080 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	198.00%
C000082080 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000082081 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000082081 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000082081 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	198.00%
C000082081 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038820 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000038820 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000038820 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000038820 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038820 | T-Mobile US, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038820 | Walt Disney Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038820 | Take-Two Interactive Software, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038820 | Charter Communications, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038820 | Electronic Arts, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038820 | Comcast Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038820 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000038820 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	128.00%
C000038810 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000038810 | Booking Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038810 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000038810 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038810 | McDonald's Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038810 | Lowe's Cos., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038810 | TJX Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038810 | Starbucks Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038810 | NIKE, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038810 | Chipotle Mexican Grill, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038810 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000038810 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	136.00%
C000038809 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000038809 | Walmart, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000038809 | Procter & Gamble Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000038809 | Coca-Cola Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038809 | PepsiCo, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038809 | Philip Morris International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038809 | Altria Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038809 | Colgate-Palmolive Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038809 | Mondelez International, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038809 | Target Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038809 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000038809 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	144.00%
C000018464 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018464 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018464 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018464 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018464 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018464 | McDonald's Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018464 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018464 | Sherwin-Williams Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018464 | Salesforce, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018464 | American Express Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018464 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000018464 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	117.00%
C000018464 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000038814 | Williams Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038814 | ONEOK, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038814 | Kinder Morgan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038814 | EOG Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038814 | Schlumberger NV,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038814 | ConocoPhillips,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000038814 | Phillips 66,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038814 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000038814 | Chevron Corp.,
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000038814 | Marathon Petroleum Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038814 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000038814 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	128.00%
C000038811 | Bank of America Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038811 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000038811 | Morgan Stanley,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038811 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038811 | Wells Fargo & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038811 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000038811 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038811 | American Express Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038811 | Mastercard, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038811 | S&P Global, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038811 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000038811 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	144.00%
C000063937 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000063937 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000063937 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000088640 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000088640 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000088640 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000038812 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000038812 | AbbVie, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038812 | Abbott Laboratories,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038812 | Intuitive Surgical, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038812 | Merck & Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038812 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000038812 | Johnson & Johnson,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000038812 | Thermo Fisher Scientific, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038812 | Danaher Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038812 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038812 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000038812 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	131.00%
C000098413 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	84.60%
C000098413 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000098413 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	199.00%
C000038813 | Deere & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038813 | Union Pacific Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038813 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038813 | General Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038813 | RTX Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038813 | Honeywell International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038813 | Uber Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038813 | Eaton Corp. plc,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038813 | Automatic Data Processing, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038813 | Boeing Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038813 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000038813 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	140.00%
C000038872 | Corteva, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038872 | Air Products and Chemicals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038872 | Sherwin-Williams Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038872 | Linde plc,
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000038872 | Freeport-McMoRan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038872 | Ecolab, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038872 | Vulcan Materials Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038872 | Nucor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038872 | Martin Marietta Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038872 | DuPont de Nemours, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038872 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000038872 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	131.00%
C000018463 | Williams-Sonoma, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | EMCOR Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Illumina, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Lennox International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Carlisle Cos., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Interactive Brokers Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Expand Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Watsco, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018463 | RB Global, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018463 | Owens Corning,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018463 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000018463 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	120.00%
C000018463 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088638 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000088638 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000088638 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000063940 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000063940 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000063940 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000063941 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000063941 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000063941 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000063942 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000063942 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000063942 | iShares MSCI Japan ETF,
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000063942 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000063942 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	157.00%
C000051848 | AstraZeneca plc,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000051848 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000051848 | Illumina, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000051848 | Gilead Sciences, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000051848 | Vertex Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000051848 | Regeneron Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000051848 | Alnylam Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051848 | Biogen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000051848 | Argenx SE,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051848 | Moderna, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051848 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000051848 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	129.00%
C000224815 | Nutanix, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224815 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224815 | International Business Machines Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224815 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224815 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224815 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224815 | AppLovin Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224815 | Lumen Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224815 | Arista Networks, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224815 | Pure Storage, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224815 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000224815 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	142.00%
C000224813 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000224813 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000224813 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000018465 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018465 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018465 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018465 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018465 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018465 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018465 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018465 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018465 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018465 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018465 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000018465 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	119.00%
C000018465 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000038816 | American Tower Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000038816 | Prologis, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000038816 | Equinix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000038816 | Welltower, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000038816 | Digital Realty Trust, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038816 | Simon Property Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038816 | Public Storage,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038816 | Realty Income Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038816 | Crown Castle, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038816 | CBRE Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038816 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000038816 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	137.00%
C000038807 | FTAI Aviation Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038807 | Sprouts Farmers Market, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038807 | Insmed, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Vaxcyte, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Applied Industrial Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Fluor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038807 | Rocket Lab USA, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038807 | Carpenter Technology Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038807 | Mueller Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038807 | REVOLUTION Medicines, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038807 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000038807 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	123.00%
C000038807 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018459 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018459 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018459 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018459 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018459 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018459 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018459 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018459 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018459 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018459 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018459 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000018459 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	123.00%
C000018459 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000038817 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000038817 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000038817 | Intel Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038817 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038817 | Texas Instruments, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038817 | QUALCOMM, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038817 | Applied Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038817 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038817 | Analog Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038817 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038817 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000038817 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	144.00%
C000038818 | Carpenter Technology Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Lumen Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038818 | Comerica, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | SPX Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Bath & Body Works, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | MARA Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Glaukos Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Robert Half, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038818 | Jackson Financial, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038818 | ATI, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038818 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000038818 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	134.00%
C000038819 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000038819 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038819 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000038819 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000038819 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038819 | Salesforce, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038819 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038819 | Cisco Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038819 | Adobe, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038819 | Accenture plc,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038819 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000038819 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	123.00%
C000038821 | Sempra,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038821 | NextEra Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000038821 | Southern Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038821 | Duke Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038821 | Constellation Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038821 | Vistra Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038821 | American Electric Power Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038821 | Dominion Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038821 | Public Service Enterprise Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038821 | PG&E Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038821 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000038821 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	141.00%
C000074108 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074108 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074108 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074108 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074108 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074108 | McDonald's Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074108 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074108 | Sherwin-Williams Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074108 | Salesforce, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074108 | American Express Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074108 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000074108 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	247.00%
C000074108 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000074110 | Williams-Sonoma, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | EMCOR Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Illumina, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Lennox International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Carlisle Cos., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Interactive Brokers Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Expand Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Watsco, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074110 | RB Global, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074110 | Owens Corning,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074110 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000074110 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	236.00%
C000074110 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000074098 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074098 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074098 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074098 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074098 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074098 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074098 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074098 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074098 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074098 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074098 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000074098 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	252.00%
C000074098 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000074111 | FTAI Aviation Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | Sprouts Farmers Market, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | Insmed, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Vaxcyte, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Applied Industrial Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Fluor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Rocket Lab USA, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Carpenter Technology Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Mueller Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | REVOLUTION Medicines, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000074111 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	239.00%
C000074111 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000074109 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074109 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074109 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074109 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074109 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074109 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074109 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074109 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074109 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074109 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074109 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000074109 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	236.00%
C000074109 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000074107 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(298.00%)
C000074107 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000074100 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(291.00%)
C000074100 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000074102 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(289.00%)
C000074102 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000074099 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(290.00%)
C000074099 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000074103 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(287.00%)
C000074103 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
C000074101 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(290.00%)
C000074101 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000051862 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(198.00%)
C000051862 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000051863 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(198.00%)
C000051863 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000038858 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000038857 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(199.00%)
C000018461 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(190.00%)
C000018461 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000038863 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000038859 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000051861 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(201.00%)
C000063930 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000038860 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000038861 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000038855 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000018460 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000063928 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000051860 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(201.00%)
C000051857 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000051858 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000051854 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000018462 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(190.00%)
C000018462 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000038865 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000038846 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(188.00%)
C000038846 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(12.00%)
C000018470 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(191.00%)
C000018470 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000038866 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000038847 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000038867 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000038869 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(199.00%)
C000245674 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000245674 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000245659 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000245659 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231184 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231184 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000231184 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231184 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000231749 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000231749 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000231749 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236586 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000245638 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000248851 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000248851 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000248851 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	127.00%
C000248850 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000248850 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000248847 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(174.00%)
C000248847 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(25.00%)
C000248848 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(196.00%)